INVESTMENTS - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023 CAD ($) entity	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($) entity	Sep. 18, 2024 CAD ($)
Disclosure of joint ventures [line items]
Proceeds from sales of investments other than investments accounted for using equity method	$ 829	$ 0	$ 829
Realized gain on investment			$ 261
Number of entities disposed | entity	2		2
Reclassification to retained earnings for disposition of FVTOCI investments			$ 0
Other (income) expense		(6)	362
Investments	$ 598	$ 615	598
Retained earnings
Disclosure of joint ventures [line items]
Reclassification to retained earnings for disposition of FVTOCI investments			367
Maple Leaf Sports and Entertainment Limited (MLSE)
Disclosure of joint ventures [line items]
Proportion of ownership interest		37.50%
Expected controlling interest once MLSE Transaction closes (as a percent)		75.00%
Maple Leaf Sports and Entertainment Limited (MLSE) | Toronto Maple Leafs
Disclosure of joint ventures [line items]
Content rights percentage owned (as a percent)				50.00%
Maple Leaf Sports and Entertainment Limited (MLSE) | Toronto Raptors
Disclosure of joint ventures [line items]
Content rights percentage owned (as a percent)				50.00%
Maple Leaf Sports and Entertainment Limited (MLSE) | Parent Company and BCE, Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest		75.00%
Maple Leaf Sports and Entertainment Limited (MLSE) | BCE Inc.
Disclosure of joint ventures [line items]
Expected percentage of ownership stake acquired (as a percent)				37.50%
Percentage of ownership stake acquired, expected purchase price				$ 4,700
Glentel
Disclosure of joint ventures [line items]
Proportion of ownership interest		50.00%
Glentel | BCE Inc.
Disclosure of joint ventures [line items]
Proportion of ownership interest		50.00%
Total for all joint ventures | Total for all associates
Disclosure of joint ventures [line items]
Other (income) expense			422
Investments		$ 0
Cumulative unrecognised share of losses of joint ventures	$ 186	$ 588	$ 186